ADVANCES TO SUPPLIERS	6 Months Ended
Jun. 30, 2023
Advances To Suppliers
ADVANCES TO SUPPLIERS

NOTE 4 – ADVANCES TO SUPPLIERS

Advances to suppliers consist of the following:

	June 30, 2023	December 31, 2022
	(Unaudited)
Prepayments for motor controller purchase	$14,249	$14,982
Prepayments for sauna room purchase	158,062	43,254
Total	$172,311	$58,236

On May 8, 2023, the Company prepaid approximately $158,062 or RMB 1.1 million to its sauna room supplier as a security deposit to purchase 300 sauna rooms in the next 12 months.